OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Jul. 31, 2024
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

13. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1,2021 and the lease expires on April 29, 2026. According to IFRS 16 Leases, the Company recorded a right-of-use asset and lease liability regarding its office lease.

(a)	Right-of-use asset

As at July 31, 2024, $17,316 of right-of-use asset was recorded as follows:

Balance, July 31, 2022	$37,106
Amortization	(9,895)
Balance, July 31, 2023	$27,211
Amortization	(9,895)
Balance, July 31, 2024	$17,316

(b)	Lease liability

On May 1, 2021, the Company entered into an office lease agreement, which resulted in a lease liability of $49,475. The lease liability represents a monthly payment of $1,066 for the period from May 1, 2021 to April 30, 2023, $1,121 for the period from May 1, 2023 to April 30, 2024, and $1,175 for the period from May 1, 2024 to April 30, 2026. The incremental borrowing rate applied to the lease liability was 12%.

As at July 31, 2024, $22,385 of lease liability was recorded as follows:

Balance, July 31, 2020	$-
Addition	49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	1,456
Balance, July 31, 2021	$48,799
Lease payment – base rent portion	(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	$41,333
Lease payment – base rent portion	(12,956)
Lease liability – accretion expense	4,376
Balance July 31, 2023	$32,753
Lease payment – base rent portion	(13,612)
Lease liability – accretion expense	3,244
Balance July 31, 2024	$22,385

Current portion	$12,216
Long-term portion	$10,169

The following is a schedule of the Company’s future lease payments (base rent portion):

Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to April 30, 2026)	10,578
Total undiscounted lease payments	$24,682
Less: imputed interest	(2,297)
Lease liability at July 31, 2024	$22,385